Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of the Total Future Lease Payments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 846,065	¥ 630,013
Less - Interest expense	(135,052)	(96,662)
Present value of lease payment, total	711,013	533,351
Current liabilities	163,435	92,147
Non-current liabilities	547,578	441,204
Present value of lease payment, total	711,013	533,351
Within 1 year [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	194,791	102,412
Between 1 and 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	289,591	253,854
Later than 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 361,683	¥ 273,747